Schedule of respect of the interest-bearing borrowings trade and other payables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	[1]	$ 4,319,182	$ 5,778,479
On demand [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	[1]	2,928,509	3,233,637
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	[1]	$ 1,390,673	$ 2,544,842

[1]	The 2023 comparative figures of the repayment schedule have been reclassified to be consistent with 2024 and aligned with the repayment schedules from the banks.